Cover	Sep. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2026
Entity File Number	001-37960
Entity Registrant Name	POLAR POWER, INC.
Entity Central Index Key	0001622345
Entity Tax Identification Number	33-0479020
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	249 E. Gardena Boulevard
Entity Address, City or Town	Gardena
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90248
City Area Code	(310)
Local Phone Number	830-9153
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	POLA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false